UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6%
Alabama - 3.0%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	5.75	6/1/2045	5,000,000		5,354,200
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue Bonds
(Methodist Home for the Aging)	6.00	6/1/2050	1,000,000		1,083,120
Jefferson County,
Sewer Revenue Bonds Warrants	0/7.90	10/1/2050	2,500,000	[a]	2,175,325
Lower Alabama Gas District,
Gas Project Revenue Bonds	5.00	9/1/2046	6,000,000		6,855,600
					15,468,245
Alaska - 1.5%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2046	8,090,000		7,707,262
Arizona - 3.7%
Arizona Industrial Development
Authority,
Education Revenue Bonds, Refunding
(Basis School Projects)	5.00	7/1/2051	1,380,000	[b]	1,362,515
Maricopa County Industrial
Development Authority,
Education Revenue Bonds (Paradise
Schools Projects)	5.00	7/1/2047	1,000,000	[b]	1,016,870
Maricopa County Industrial
Development Authority,
Revenue Bonds (Benjamin Franlin
Charter School Ltd.)	6.00	7/1/2052	3,000,000	[b]	3,136,860
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2046	2,000,000	[b]	2,003,280
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2035	2,360,000	[b]	2,400,545
Pima County Industrial Development
Authority,
Education Revenue Bonds (American
Leadership Academy Project)	5.00	6/15/2047	4,240,000	[b]	4,242,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Arizona - 3.7% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XF2537), 12/1/37,
(Salt Verde Financial Corporation,
Senior Gas Revenue Bonds) Recourse	5.00	6/1/2032	4,030,000	[b,c]	4,619,083
					18,781,697
California - 12.2%
California,
GO (Various Purpose)	5.75	4/1/2031	10,800,000		10,902,276
California,
GO (Various Purpose)	6.00	11/1/2035	7,500,000		7,754,250
California,
GO (Various Purpose)	6.50	4/1/2033	4,585,000		4,637,682
California,
GO (Various Purpose)	6.50	4/1/2019	3,415,000	[d]	3,457,073
California Statewide Communities
Development Authority,
Revenue Bonds (Bentley School)	7.00	7/1/2040	2,090,000		2,218,284
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center) Series A	5.50	12/1/2058	1,000,000	[b]	1,072,820
San Buenaventura,
Revenue Bonds (Community
Memorial Health System)	7.50	12/1/2041	2,000,000		2,188,740
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue Bonds (Mission
Bay South Public Improvements)	5.00	8/1/2023	1,000,000		1,097,620
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 7/1/43,
(Los Angeles Department of Water
and Power, Water System Revenue
Bonds) Non-recourse	5.00	7/1/2020	5,000,000	[b,c]	5,428,850
Tender Option Bond Trust Receipts
(Series 2016-XM0434), 5/15/38,
(The Regents of the University of
California, General Revenue Bonds)
Recourse	5.00	5/1/2022	10,000,000	[b,c]	10,985,075
Tender Option Bond Trust Receipts
(Series 2016-XM0440), 5/15/31,
(Los Angeles Department of Airports,
Senior Revenue Bonds (Los Angeles
International Airport)) Recourse	5.00	4/15/2027	5,247,500	[b,c]	5,461,990

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
California - 12.2% (continued)
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.00	6/1/2037	7,300,000		7,299,927
					62,504,587
Colorado - 4.3%
Dominion Water and Sanitation
District,
Tap Fee Revenue Bonds	6.00	12/1/2046	2,715,000		2,867,936
Tender Option Bond Trust Receipts
(Series 2016-XM0385), 3/1/38,
(Board of Governors of the Colorado
State University, System Enterprise
Revenue Bonds) Non-recourse	5.00	3/1/2020	7,500,000	[b,c]	8,205,112
Tender Option Bond Trust Receipts
(Series 2016-XM0433), 11/15/43,
(Colorado Springs, Utilities System
Improvement Revenue Bonds)
Recourse	5.00	9/25/2022	9,752,907	[b,c]	10,769,094
					21,842,142
Connecticut - 1.2%
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Trinity Health Credit
Group)	5.00	12/1/2045	2,500,000		2,742,850
Harbor Point Infrastructure
Improvement District,
Special Obligation Revenue Bonds,
Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	3,628,940
					6,371,790
District of Columbia - 4.7%
District of Columbia Tobacco
Settlement Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/2046	14,800,000	[e]	2,336,032
Tender Option Bond Trust Receipts
(Series 2016-XM0437), 12/1/35,
(District of Columbia, Income Tax
Secured Revenue Bonds) Recourse	5.00	12/20/2021	19,992,830	[b,c]	21,802,430
					24,138,462
Florida - 7.6%
Cape Coral Health Facilities Authority,
Senior Housing Revenue Bonds (Gulf
Care, Inc. Project)	5.88	7/1/2040	1,600,000	[b]	1,685,872
City of Atlantic Beach FL,
Revenue Bonds (Fleet Landing
Project) Series A	5.00	11/15/2048	3,000,000		3,152,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Florida - 7.6% (continued)
Clearwater,
Water and Sewer Revenue Bonds	5.25	12/1/2019	5,000,000	[d]	5,157,900
Florida Development Finance
Corporation,
Educational Facilities Revenue Bonds
(Miami Arts Charter School Project)	6.00	6/15/2044	5,000,000	[b]	4,469,100
Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds	6.25	10/1/2020	8,000,000		8,260,000
Miami-Dade County,
Subordinate Special Obligation
Revenue Bonds	0.00	10/1/2045	3,000,000	[e]	979,350
Mid-Bay Bridge Authority,
Springing Lien Revenue Bonds	7.25	10/1/2021	6,000,000	[d]	6,842,040
Saint Johns County Industrial
Development Authority,
Revenue Bonds (Presbyterian
Retirement Communities Project)	6.00	8/1/2020	6,500,000	[d]	6,909,045
Village Community Development
District Number 10,
Special Assessment Revenue Bonds	6.00	5/1/2044	1,000,000		1,125,180
					38,580,947
Georgia - 5.0%
Atlanta,
Water and Wastewater Revenue
Bonds	6.00	11/1/2019	6,000,000	[d]	6,209,520
Atlanta,
Water and Wastewater Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/2034	1,445,000		1,482,960
Atlanta,
Water and Wastewater Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/2019	2,555,000	[d]	2,628,533
Atlanta Development Authority Senior
Health Care Facilities,
Revenue Bonds (Georgia Proton
Treatment Center Project)	7.00	1/1/2040	2,000,000		1,959,140
Burke County Development Authority,
Pollution Control Revenue Bonds,
Refunding (Oglethorpe Power Corp-
Vogtle)	4.13	11/1/2045	2,400,000		2,363,472
Tender Option Bond Trust Receipts
(Series 2016-XM0435), 10/1/43,
(Private Colleges and Universities
Authority, Revenue Bonds (Emory
University)) Recourse	5.00	8/20/2022	10,000,000	[b,c]	11,030,125
					25,673,750

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Hawaii - 1.2%
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaii Pacific Health Obligated
Group)	5.75	7/1/2020	4,415,000	[d]	4,668,995
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company)	4.00	3/1/2037	1,500,000		1,490,355
					6,159,350
Idaho - 1.0%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/2032	5,000,000		5,018,450
Illinois - 12.3%
Chicago,
GO (Project and Refunding Series)	6.00	1/1/2038	3,000,000		3,344,100
Chicago Board of Education,
GO	5.00	12/1/2036	2,000,000		2,033,000
Chicago Board of Education,
GO, Refunding, Series 2018 A	5.00	12/1/2034	1,400,000		1,436,260
Chicago Board of Education,
GO, Series D	5.00	12/1/2046	2,000,000		1,993,940
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2035	1,015,000		1,074,905
Chicago O'Hare International Airport,
Revenue Bonds (General Airport
Third Lien)	5.63	1/1/2021	3,985,000	[d]	4,283,915
Metropolitan Pier and Exposition
Authority,
Dedicated Tax Revenue Bonds
(Capital Appreciation-McCormick
Place Expansion Project) (Insured;
MBIA Insurance Corporation)	0.00	12/15/2036	2,500,000	[e]	1,095,450
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	0.00	12/15/2051	18,100,000	[e]	3,550,496
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/2028	3,000,000		3,106,470
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2053	3,500,000		3,613,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Illinois - 12.3% (continued)
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	6/15/2052	1,650,000		1,672,902
Railsplitter Tobacco Settlement
Authority,
Tobacco Settlement Revenue Bonds	6.00	6/1/2021	5,050,000	[d]	5,534,345
State of Illinois,
GO, Series A	5.00	5/1/2038	3,900,000		4,043,949
State of Illinois,
GO, Series C	5.00	11/1/2029	3,270,000		3,476,010
Tender Option Bond Trust Receipts
(Series 2016-XM0378), 12/1/32,
(Greater Chicago Metropolitan Water
Reclamation District, GO Capital
Improvement Bonds) Non-recourse	5.00	2/15/2021	7,500,000	[b,c]	7,993,012
Tender Option Bond Trust Receipts
(Series 2017-XM0492), 10/1/40,
(Illinois Finance Authority, Revenue
Bonds (The University of Chicago))
Non-recourse	5.00	10/1/2040	12,000,000	[b,c]	13,369,560
University of Illinois Board of Trustees,
Revenue Bonds (Auxiliary Facilities
System) Series A	5.00	4/1/2044	1,000,000		1,083,210
					62,705,449
Indiana - .8%
Indiana Finance Authority,
Midwestern Disaster Relief Revenue
Bonds (Ohio Valley Electric
Corporation Project) Series 2012 A	5.00	6/1/2039	1,585,000		1,545,343
Indiana Finance Authority,
Revenue Bonds (Marquette Project)	5.00	3/1/2039	1,400,000		1,436,932
Indiana Finance Authority,
Revenue Bonds (Parkview Health
System Group) Series A	5.00	11/1/2043	1,000,000		1,114,100
					4,096,375
Iowa - 1.9%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/2025	7,375,000		7,822,589
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/2034	2,000,000	[f]	2,000,660
					9,823,249

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Kansas - .6%
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project)	5.25	11/15/2053	1,000,000		995,170
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project) Series 2018 B	4.00	11/15/2025	2,000,000		1,991,600
					2,986,770
Louisiana - 2.9%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue Bonds, Refunding (Westlake
Chemical Corporation Project)	3.50	11/1/2032	3,100,000		2,949,154
Tender Option Bond Trust Receipts
(Series 2018-XF2584), 7/1/47,
(Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)) Recourse	5.00	7/1/2025	10,755,000	[b,c]	11,725,095
					14,674,249
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	3,000,000		3,293,280
Maryland - 2.6%
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (Adventist
HealthCare Issue)	5.50	1/1/2046	3,250,000		3,604,217
Tender Option Bond Trust Receipts
(Series 2016-XM0391), 7/1/43,
(Mayor and City Council of Baltimore,
Project Revenue Bonds (Water
Projects)) Non-recourse	5.00	7/1/2021	9,000,000	[b,c]	9,923,152
					13,527,369
Massachusetts - 10.2%
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2057	1,000,000	[b]	1,011,930
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/2030	2,065,000		2,106,217

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Massachusetts - 10.2% (continued)
Massachusetts Health and Educational
Facilities Authority,
Revenue Bonds (Suffolk University
Issue)	6.25	7/1/2019	3,585,000	[d]	3,665,519
Tender Option Bond Trust Receipts
(Series 2016-XM0368), 2/1/34,
(Massachusetts Development Finance
Agency, Revenue Bonds (Harvard
University Issue)) Non-recourse	5.25	6/18/2020	10,000,000	[b,c]	10,691,725
Tender Option Bond Trust Receipts
(Series 2016-XM0372), 11/1/25,
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	8/4/2020	8,600,000	[b,c]	9,190,497
Tender Option Bond Trust Receipts
(Series 2016-XM0389), 5/15/43,
(Massachusetts School Building
Authority, Senior Dedicated Sales Tax
Revenue Bonds) Non-recourse	5.00	5/15/2021	10,000,000	[b,c]	10,909,400
Tender Option Bond Trust Receipts
(Series 2018-XF0610), 6/1/47,
(Massachusetts Transportation Fund,
Revenue Bonds (Rail Enhancement &
Accelerated Bridge Programs))
Recourse	5.00	6/1/2025	12,750,000	[b,c]	14,419,742
					51,995,030
Michigan - 7.1%
Detroit,
Water Supply System Senior Lien
Revenue Bonds	5.00	7/1/2031	3,000,000		3,160,170
Great Lakes Water Authority,
Sewage Disposal System Second Lien
Revenue Bonds	5.00	7/1/2036	3,000,000		3,342,510
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	11/1/2044	5,165,000		5,608,777
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2031	2,000,000		2,217,260
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/2036	2,000,000		2,171,680

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Michigan - 7.1% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Second Lien Local
Project Bonds)	5.00	7/1/2034	2,000,000		2,210,840
Michigan Hospital Finance Authority,
HR (Henry Ford Health System)	5.63	11/15/2019	5,000,000	[d]	5,162,300
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/2021	3,560,000		3,504,784
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/2048	4,000,000		3,965,360
Michigan Tobacco Settlement Finance
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.88	6/1/2042	5,000,000		5,009,700
					36,353,381
Minnesota - .6%
Dakota County Community
Development Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.15	12/1/2038	8,754		8,758
Dakota County Community
Development Agency,
SFMR (Mortgage-Backed Securities
Program) (Collateralized: FHLMC,
FNMA and GNMA)	5.30	12/1/2039	35,413		35,447
Duluth Economic Development
Authority,
Revenue Bonds, Refunding (Essentia
Health Group)	5.00	2/15/2058	3,000,000		3,222,420
					3,266,625
Mississippi - 2.3%
Mississippi Business Finance
Corporation,
Revenue Bonds (System Energy
Resources, Inc. Project)	5.88	4/1/2022	5,720,000		5,731,440
Mississippi Development Bank,
Special Obligation Revenue Bonds
(Magnolia Regional Health Center
Project)	6.50	10/1/2031	5,500,000		5,760,260
					11,491,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Missouri - 2.7%
Saint Louis County Industrial
Development Authority,
Tax Increase Financing Revenue
Bonds (Saint Louis Innovation
District Project)	4.38	5/15/2036	3,500,000		3,398,185
Saint Louis Land Clearance
Redevelopment Authority,
Annual Appropriation
Redevelopment Revenue Bonds
(National Geospatial-Intelligence
Agency Site Improvements Project)	5.13	6/1/2046	4,925,000		5,232,172
St Louis County Industrial Development
Authority,
Revenue Bonds (Friendship Village
St. Louis Obligated Group)	5.25	9/1/2053	5,000,000		5,007,150
					13,637,507
Nevada - .6%
Reno,
Sales Tax Revenue Bonds, Refunding
(Reno Transportation Rail Access
Project) (Insured; Assured Guaranty
Municipal Corporation) Series 2018 A	4.00	6/1/2058	3,000,000		3,031,770
New Jersey - 4.3%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/2045	1,000,000	[b]	1,003,700
New Jersey Economic Development
Authority,
Revenue Bonds, Refunding	5.25	6/15/2027	4,000,000		4,449,760
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds
(Continental Airlines, Inc. Project)	5.25	9/15/2029	3,375,000		3,649,995
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	7,500,000		7,569,225
New Jersey Transportation Trust Fund
Authority,
Transportation Program Revenue
Bonds, Series AA	5.25	6/15/2033	1,500,000		1,628,715
Tender Option Bond Trust Receipts
(Series 2018-XF2538), 6/15/24,
(New Jersey Economic Development
Authority, Revenue Bonds) Recourse	5.25	12/15/2023	3,250,000	[b,c]	3,460,914
					21,762,309
New Mexico - 1.4%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/2040	7,000,000		7,325,780

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
New York - 12.4%
New York City Educational
Construction Fund,
Revenue Bonds, Series A	6.50	4/1/2027	4,490,000		4,929,032
New York City Industrial Development
Agency,
PILOT Revenue Bonds (Yankee
Stadium Project) (Insured; Assured
Guaranty Corp. )	7.00	3/1/2049	5,000,000		5,048,750
New York Convention Center
Development Corp.,
Revenue Bonds	0.00	11/15/2049	6,885,000	[e]	1,949,419
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	27,255,000	[e]	3,397,336
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	7,000,000	[b]	7,192,850
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport
Project)	5.00	8/1/2026	500,000		521,960
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	3,500,000		3,683,435
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Holding
Project) Series 2018 A	4.75	11/1/2042	2,000,000	[b]	1,938,820
Port Authority of New York and New
Jersey,
Special Project Revenue Bonds (JFK
International Air Terminal LLC
Project)	6.00	12/1/2036	2,000,000		2,134,040
Tender Option Bond Trust Receipts
(Series 2016-XM0370), 4/1/27,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds) Non-
recourse	5.25	4/5/2020	5,000,000	[b,c]	5,295,788
Tender Option Bond Trust Receipts
(Series 2016-XM0438), 11/1/27,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue Bonds)
Recourse	5.50	11/1/2027	5,000,000	[b,c]	5,317,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
New York - 12.4% (continued)
Tender Option Bond Trust Receipts
(Series 2016-XM0445), 6/15/39,
(New York City Municipal Water
Finance Authority, Water and Sewer
System General Resolution Revenue
Bonds) Recourse	5.00	6/15/2039	20,000,000	[b,c]	20,249,600
TSASC Inc.,
Tobacco Settlement Subordinate
Bonds	5.00	6/1/2048	2,000,000		1,928,320
					63,586,800
North Carolina - .2%
North Carolina Medical Care
Commission,
Health Care Facilities First Mortgage
Revenue Bonds (Pennybryn at
Maryfield)	5.00	10/1/2035	1,005,000		1,039,894
Ohio - 11.1%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/2047	48,020,000	[e]	2,733,779
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/2047	14,690,000		14,688,972
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	2,360,000	[d]	2,510,521
Butler County,
Hospital Facilities Revenue Bonds
(UC Health)	5.50	11/1/2020	1,490,000	[d]	1,585,032
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance
Refunding Bonds (GO - Unlimited
Tax) (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[e]	2,582,061
Canal Winchester Local School District,
School Facilities Construction and
Improvement and Advance
Refunding Bonds (GO - Unlimited
Tax) (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[e]	2,809,157
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.00	2/15/2057	2,000,000		2,053,580
Muskingum County,
Hospital Facilities Revenue Bonds
(Genesis HealthCare System
Obligated Group Project)	5.00	2/15/2022	4,590,000		4,833,086

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Ohio - 11.1% (continued)
Ohio Air Quality Development
Authority,
Air Quality Revenue Bonds (Ohio
Valley Electric Corporation Project)	5.63	10/1/2019	1,900,000		1,928,044
Ohio Air Quality Development
Authority,
Revenue Bonds (Pratt Paper LLC
Project)	4.50	1/15/2048	2,250,000	[b]	2,268,270
Tender Option Bond Trust Receipts
(Series 2016-XM0380), 12/1/38,
(Hamilton County, Sewer System
Improvement Revenue Bonds (The
Metropolitan Sewer District of
Greater Cincinnati)) Non-recourse	5.00	6/1/2033	17,000,000	[b,c]	18,877,650
					56,870,152
Oklahoma - .3%
Oklahoma Development Finance
Authority,
Health System Revenue Bonds (OU
Medicine Project) Series 2018 B	5.25	8/15/2048	1,500,000		1,623,480
Oregon - 1.0%
Clackmas County Hospital Facility
Authority,
Revenue Bonds, Refunding (Senior
Living-Willamette View Project)	5.00	11/15/2052	1,500,000		1,583,445
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue Bonds (Pelton
Round Butte Project)	6.38	11/1/2033	3,300,000		3,377,913
					4,961,358
Pennsylvania - 2.7%
Crawford County Hospital Authority,
HR (Meadville Medical Center
Project)	6.00	6/1/2046	1,175,000		1,257,473
Philadelphia,
GO	6.50	8/1/2020	3,550,000	[d]	3,808,901
Tender Option Bond Trust Receipts
(Series 2016-XM0373), 6/1/41,
(Geisinger Authority, Health System
Revenue Bonds (Geisinger Health
System)) Non-recourse	5.13	6/1/2035	3,000,000	[b,c]	3,185,685
Tender Option Bond Trust Receipts
(Series 2018-XM0594), 11/1/50,
(Berks County Industrial
Development Authority, Health
System Revenue Bonds, Refunding
(Tower Health Project)) Recourse	5.00	11/1/2025	4,920,000	[b,c]	5,297,807
					13,549,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Rhode Island - 1.0%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue Bonds
(Lifespan Obligated Group Issue)
(Insured; Assured Guaranty Corp.)	7.00	5/15/2019	5,000,000	[d]	5,095,550
South Carolina - 5.7%
South Carolina Jobs-Economic
Development Authority,
Revenue Bonds, Refunding (ACTS
Retirement-Life Communities Inc.)	5.00	11/15/2047	2,850,000		3,065,887
Tender Option Bond Trust Receipts
(Series 2016-XM0384), 12/1/43,
(South Carolina Public Service
Authority, Revenue Bonds
Obligations (Santee Cooper)) Non-
recourse	5.13	6/1/2037	15,000,000	[b,c]	15,720,600
Tender Option Bond Trust Receipts
(Series 2016-XM0442), 2/1/40,
(Columbia, Waterworks and Sewer
System Revenue Bonds) Recourse	5.00	2/1/2040	10,000,000	[b,c]	10,332,560
					29,119,047
Tennessee - 4.5%
Metropolitan Government of Nashville
and Davidson County Health and
Educational Facilities Board,
Revenue Bonds (The Vanderbilt
University)	5.50	10/1/2019	7,000,000	[d]	7,194,670
Tender Option Bond Trust Receipts
(Series 2016-XM0388), 7/1/40,
(Metropolitan Government of
Nashville and Davidson County,
Water and Sewer Revenue Bonds)
Non-recourse	5.00	7/1/2021	5,000,000	[b,c]	5,478,138
Tender Option Bond Trust Receipts
(Series 2016-XM0446), 11/15/40,
(Rutherford County Health and
Educational Facilities Board, Revenue
Bonds (Ascension Health Senior
Credit Group)) Recourse	5.00	11/15/2040	10,000,000	[b,c]	10,211,175
					22,883,983
Texas - 10.3%
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2045	1,500,000		1,615,245
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds
(International Leadership of Texas)	5.75	8/15/2045	4,500,000		4,427,415

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Texas - 10.3% (continued)
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	4.50	12/1/2044	2,500,000		2,432,750
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (Uplift
Education)	6.00	12/1/2020	2,500,000	[d]	2,689,950
Clifton Higher Education Finance
Corporation,
Revenue Bonds (International
Leadership) Series D	6.13	8/15/2048	5,000,000		5,060,500
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)	0.00	11/15/2050	6,500,000	[e]	1,497,860
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. )	6.00	5/15/2019	295,000	[d]	299,652
Houston,
Combined Utility System First Lien
Revenue Bonds (Insured; Assured
Guaranty Corp. )	6.00	5/15/2019	4,705,000	[d]	4,778,304
Mission Economic Development Corp.,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,528,755
Tender Option Bond Trust Receipts
(Series 2016-XM0377), 2/1/43,
(San Antonio, Electric and Gas
Systems Junior Lien Revenue Bonds)
Non-recourse	5.00	2/1/2021	16,750,000	[b,c]	18,078,152
Tender Option Bond Trust Receipts
(Series 2017-XF2422), 8/15/40,
(Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent School
Fund Guarantee Program)) Recourse	5.00	8/15/2040	8,505,000	[b,c]	8,667,286
Texas Private Activity Bond Surface
Transportation Corporation,
Senior Lien Revenue Bonds
(Blueridge Transportation Group,
State Highway 288 Toll Lanes
Project)	5.00	12/31/2050	1,300,000		1,369,719
					52,445,588
U.S. Related - 1.7%
Guam,
LOR (Section 30)	5.75	12/1/2019	2,000,000	[d]	2,072,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
U.S. Related - 1.7% (continued)
Guam Housing Corporation,
SFMR (Guaranteed Mortgage-Backed
Securities Program) (Collateralized;
FHLMC)	5.75	9/1/2031	965,000	[d]	975,171
Guam Waterworks Authority,
Water and Wastewater System
Revenue Bonds	5.63	7/1/2020	2,000,000	[d]	2,110,780
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2035	3,500,000		3,692,500
					8,850,591
Utah - .5%
Utah Infrastructure Agency,
Telecommunication Revenue Bonds,
Refunding (Special Limited
Obligations)	5.00	10/15/2040	2,345,000		2,463,047
Virginia - 5.2%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue Bonds (Brandermill Woods
Project)	5.13	1/1/2043	2,100,000		2,129,337
Tender Option Bond Trust Receipts
(Series 2016-XM0448), 11/1/40,
(Virginia Small Business Financing
Authority, Health Care Facilities
Revenue Bonds (Sentara Healthcare))
Recourse	5.00	11/1/2040	10,000,000	[b,c]	10,369,625
Tender Option Bond Trust Receipts
(Series 2018-XM0593), 7/1/57,
(Hampton Roads Transportation
Accountability Commission, Revenue
Bonds) Recourse	5.50	1/1/2026	7,500,000	[b,c]	8,843,644
Virginia Small Business Financing
Authority,
Private Activity Revenue Bonds
(Transform 66 P3 Project)	5.00	12/31/2056	5,000,000		5,316,250
					26,658,856
Washington - 5.2%
Tender Option Bond Trust Receipts
(Series 2017-XF2423), 1/1/29,
(King County, Server Revenue Bonds)
Recourse	5.00	6/1/2020	4,000,000	[b,c]	4,242,350
Tender Option Bond Trust Receipts
(Series 2018-XM0680), 7/1/58,
(Washington Convention Center
Public Facilities District, Revenue
Bonds) Recourse	5.00	7/1/2026	17,000,000	[b,c]	18,827,585

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 158.6% (continued)
Washington - 5.2% (continued)
Washington Housing Finance
Commission,
Nonprofit Housing Revenue Bonds
(Presbyterian Retirement
Communities Northwest Projects)	5.00	1/1/2051	1,700,000	[b]	1,758,854
Washington Housing Finance
Commission,
Nonprofit Housing Revenue Bonds
(Presbyterian Retirement
Communities Northwest Projects)	5.00	1/1/2046	1,500,000	[b]	1,557,030
					26,385,819
Wisconsin - .5%
Public Finance Authority,
Retirement Facility Revenue Bonds
(Southminster Inc.)	5.00	10/1/2048	2,000,000	[b]	2,009,040
Public Finance Authority,
Senior Living Revenue Bonds (Mary's
Woods At Marylhurst Project)	5.25	5/15/2047	750,000	[b]	776,123
					2,785,163
Total Investments (cost $775,631,634)			158.6%		810,536,719
Liabilities, Less Cash and Receivables			(43.2%)		(220,605,838)
Preferred Stock, at redemption value			(15.4%)		(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%		511,030,881

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $385,044,669 or 75.35% of net assets.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	810,536,719	-	810,536,719
Liabilities ($)
Floating Rate Notes††	-	(229,398,237)	-	(229,398,237)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At December 31, 2018, accumulated net unrealized appreciation on investments was $34,905,085, consisting of $37,873,083 gross unrealized appreciation and $2,967,998 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)